Schedules of Investments (unaudited)
Pax Global Environmental Markets Fund	March 31, 2022

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 98.2%
NEW ENERGY: 22.3%
Renewable Energy Developers & IPPs 2.0%
Orsted A/S (a)	393,819	$49,294,878

Wind Power Generation Equipment: 1.4%
Vestas Wind Systems A/S	1,170,791	34,344,920

Smart & Efficient Grids: 5.9%
Hubbell, Inc.	360,822	66,308,259
Schneider Electric SE	486,355	81,654,298
		147,962,557
Industrial Energy Efficiency: 10.6%
Air Liquide SA	330,872	57,883,995
Delta Electronics, Inc.	4,566,475	42,339,096
Keyence Corp.	83,000	38,487,301
Rockwell Automation, Inc.	175,871	49,249,156
Siemens AG	381,368	52,806,979
Spirax-Sarco Engineering, PLC	148,792	24,324,622
		265,091,149
Building Energy Efficiency: 2.4%
Trane Technologies PLC	398,169	60,800,406

CLEAN & EFFICIENT TRANSPORT: 4.5%
E-Bikes & Bicycles: 0.7%
Shimano, Inc.	78,000	17,862,650

Advanced Road Vehicles & Devices: 3.8%
Aptiv PLC (a)	449,557	53,816,468
TE Connectivity, Ltd.	326,380	42,749,252
		96,565,720
SUSTAINABLE FOOD: 13.0%
Organic & Alternative Foods: 0.3%
Vitasoy International Holdings, Ltd.	3,724,000	7,061,831

Technology & Logistics: 7.2%
Deere & Co.	115,841	48,127,302
GEA Group AG	1,666,804	68,317,833
Kubota Corp.	3,388,100	63,507,400
		179,952,535
Food Safety & Packaging: 2.7%
Mettler-Toledo International, Inc. (a)	21,536	29,573,020
WestRock Co.	835,170	39,278,045
		68,851,065
Sustainable Agriculture: 2.8%
Koninklijke DSM NV	385,029	68,879,271

WATER: 17.1%
Water Distribution & Infrastructure: 5.1%
Ferguson PLC	250,231	33,901,241
Georg Fischer AG	30,217	36,105,247
IDEX Corp.	305,834	58,637,553
		128,644,041

Water Treatment: 7.1%
Ecolab, Inc.	146,219	25,816,427
Linde PLC	285,420	91,171,711
Pentair PLC	1,105,240	59,915,060
		176,903,198
Water Utilities: 4.9%
American Water Works Co., Inc.	445,335	73,716,303
Veolia Environnement SA	1,517,520	48,656,962
		122,373,265
CIRCULAR ECONOMY: 7.6%
General Waste Management: 4.4%
Republic Services, Inc.	198,076	26,245,070
Waste Management, Inc.	529,983	84,002,306
		110,247,376
Recycled, Recyclable Products & Biomaterials: 1.6%
Croda International PLC	385,422	39,648,985

Resource Circularity & Efficiency: 1.6%
United Rentals, Inc. (a)	115,338	40,969,211

SMART ENVIRONMENT: 33.7%
Environmental R&D & Consultancies: 2.0%
Verisk Analytics, Inc.	236,438	50,746,688

Environmental Testing & Monitoring: 9.1%
Agilent Technologies, Inc.	586,393	77,597,386
Halma PLC	1,484,950	48,583,258
Intertek Group PLC	734,168	50,083,250
Waters Corp. (a)	166,441	51,661,622
		227,925,516
Efficient IT: 16.5%
ANSYS, Inc. (a)	177,934	56,520,735
Applied Materials, Inc.	343,212	45,235,342
ASML Holding NV	60,205	40,230,273
Autodesk, Inc. (a)	290,958	62,366,847
MediaTek, Inc.	1,497,000	46,587,411
PTC, Inc. (a)	446,159	48,060,247
Texas Instruments, Inc.	347,809	63,815,996
Trimble, Inc. (a)	701,984	50,641,126
		413,457,977
Cloud Computing: 6.1%
Equinix, Inc., REIT	70,128	52,008,327
Microsoft Corp.	187,585	57,834,331
SAP SE	381,490	42,279,817
		152,122,475

TOTAL COMMON STOCKS
(Cost $1,987,480,665)		2,459,705,714

MONEY MARKET: 1.7%
State Street Institutional U.S. Government Money Market Fund, 0.250% (b)(c)	42,763,453	42,763,453
(Cost $42,763,453)

TOTAL INVESTMENTS: 99.9%		2,502,469,167
(Cost $2,030,244,118)

Other assets and liabilities - (net): 0.1%	1,643,500

Net Assets: 100.0%	$2,504,112,667

(a)	Non-income producing security.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2022.
(c)	Premier Class shares

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY COUNTRY

COUNTRY	VALUE	PERCENT OF NET ASSETS
Denmark	$83,639,798	3.3%
France	188,195,254	7.5%
Germany	163,404,629	6.5%
Hong Kong	7,061,831	0.3%
Japan	119,857,351	4.8%
Netherlands	109,109,544	4.4%
Switzerland	36,105,247	1.4%
Taiwan	88,926,507	3.6%
United Kingdom	196,541,357	7.8%
United States	1,466,864,196	58.6%
Money Market	42,763,453	1.7%
Other assets and liabilities (net)	1,643,500	0.1%
Total	$2,504,112,667	100.0%

March 31, 2022
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”)(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2022, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $298,550, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $510,838, representing 0.07% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2022:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,495,895,555	$-	$-	$1,495,895,555
Cash Equivalents	26,113,972	-	-	26,113,972
Total	$1,522,009,527	$-	$-	$1,522,009,527
Small Cap
Common Stocks	$685,014,267	$-	$-	$685,014,267
Cash Equivalents	36,778,972	-	-	36,778,972
Total	$721,793,239	$-	$-	$721,793,239
US Sustainable Economy
Common Stocks	$310,492,088	$-	$-	$310,492,088
Cash Equivalents	2,417,539	-	-	3,417,539
Total	$312,909,627	$-	$-	$312,909,627
Global Sustainable Infrastructure
Common Stocks	$50,855,525	$48,152,589	$-	$99,008,114
Exchange-Traded Funds	-	9,384	-	9,384
Cash Equivalents	1,193,911	-	-	1,193,911
Total	$52,049,436	$48,161,973	$-	$100,211,409
Global Opportunities
Common Stocks	$69,641,310	$59,119,941	$-	$128,761,251
Cash Equivalents	740,193	-	-	740,193
Total	$70,381,503	$59,119,941	$-	$129,501,444
Global Environmental Markets
Common Stocks	$1,466,864,196	$992,841,518	$-	$2,459,705,714
Cash Equivalents	42,763,453	-	-	42,763,453
Total	$1,509,627,649	$992,841,518	$-	$2,502,469,167
Global Women’s Leadership
Common Stocks	$698,657,695	$241,955,656	$-	$940,613,351
Preferred Stocks	-	540,873	-	540,873
Cash Equivalents	4,414,041	-	-	4,414,041
Total	$703,071,736	$242,496,529	$-	$945,568,265
International Sustainable Economy
Common Stocks	$5,034,704	$852,019,280	$-	$857,053,984
Preferred Stocks	-	428,363	-	428,363
Cash Equivalents	13,162,327	-	-	13,162,327
Total	$18,197,031	$852,447,643	$-	$870,644,674
Core Bond
Community Investment Notes	$-	$-	$298,550	$298,550
Corporate Bonds	-	269,076,698	-	269,076,698
U.S. Gov't Agency Bonds	-	8,468,542	-	8,468,542
Government Bonds	-	2,775,280	-	2,775,280
Supranational Bonds	-	91,466,473	-	91,466,473
Municipal Bonds	-	14,013,832	-	14,013,832
U.S. Treasury Notes	-	104,952,220	-	104,952,220
Asset-Backed Securities	-	51,755,677	-	51,755,677
Mortgage-Backed Securities	-	181,315,108	-	181,315,108
Certificates of Deposit	-	252,132	-	252,132
Cash Equivalents	33,969,348	-	-	33,969,348
Total	$33,969,348	$724,075,962	$298,550	$758,343,860
High Yield Bond
Community Investment Notes	$-	$-	$510,838	$510,838
Common Stocks	-	-	0	0
Preferred Stocks	-	2,070,600	0	2,070,600
Corporate Bonds	-	648,216,137	-	648,216,137
Loans	-	13,735,980	-	13,735,980
Medium Term Certificates of Deposit	-	500,000	-	500,000
Certificates of Deposit	-	100,017	-	100,017
Cash Equivalents	18,239,077	-	-	18,239,077
Total	$18,239,077	$664,622,734	$510,838	$683,372,649
Sustainable Allocation
Affiliated Investment Companies	$2,332,558,549	$-	$-	$2,332,558,549
Cash Equivalents	130,512,421	-	-	130,512,421
Total	$2,463,070,970	$-	$-	$2,463,070,970

*	Table includes securities valued at zero.

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements, and one security based on broker valuation levels. The Core Bond Fund holds a position in a Community Investment note which is valued based on a general obligation by the parent entity to limit investment exposure on the note.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2022, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/21	Gross Additions	Gross Reductions	Shares Held at 03/31/22	Value at 12/31/21	Dividend Income	Realized Gains/Losses[1]	Net change in Unrealized Appreciation/ Depreciation	Value at 03/31/22
Sustainable Allocation
Large Cap	76,137,343	-	-	76,137,343	$1,132,162,284	$-	$-	$135,599,532	$1,064,400,049
Small Cap	4,377,966	-	-	4,377,966	83,137,569	-	-	1,978,331	73,593,604
Global Sustainable Infrastructure	7,758,860	-	-	7,758,860	78,752,429	-	-	(35,429,140)	76,890,302
Global Opportunities	4,015,222	-	-	4,015,222	68,861,063	-	-	1,646,081	61,633,663
Global Environmental Markets	2,851,724	-	-	2,851,724	72,433,778	-	-	119,350	61,825,367
Global Women's Leadership	1,992,667	-	-	1,992,667	70,400,912	-	-	3,324,388	65,040,639
International Sustainable Economy	15,930,405	-	-	15,930,405	171,411,156	-	-	(4,662,890)	157,551,704
Core Bond	71,152,536	337,700	-	71,490,236	726,467,396	3,307,038	-	(68,875,247)	684,876,463
High Yield	13,284,046	144,245	-	13,428,291	91,394,238	945,649	-	(5,649,769)	86,746,758
Total					$2,495,020,825	$4,252,687	$-	$28,050,637	$2,332,558,549